Fixed Assets, Net (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed Assets (Textual) [Abstract]
Cost					$ 881	$ 792	$ 753
Accumulated depreciation					413	386	372
Depreciation, Depletion and Amortization					(79)
Depreciation expense	21	19	47	38	79	74	63
Assets Held under Capital Leases [Member]
Fixed Assets (Textual) [Abstract]
Cost					25	23	23
Accumulated depreciation					4	2	1
Depreciation, Depletion and Amortization					1	1	1
Depreciation Charge Included in Salaries and Benefits [Member]
Fixed Assets (Textual) [Abstract]
Depreciation, Depletion and Amortization						$ 2	$ 0